Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

17    Subsequent Events

In July 2024, the Company exercised its option and ordered another three 9,200 TEU newbuilding vessels for an aggregate purchase price of $315 million with deliveries in 2027 and 2028.

The Company has declared a dividend of $0.80 per share of common stock payable on August 29, 2024, to holders of record on August 20, 2024.

On August 2, 2024, the Company drew down $55.0 million on Syndicated $450.0 million facility related to a coming delivery of another one container vessel newbuilding.